Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Nov. 25, 2017	Aug. 26, 2017
Current assets:
Cash and cash equivalents	$ 62,875	$ 56,501
Accounts receivable, net	43,583	37,181
Inventories	31,665	29,062
Prepaid expenses	3,338	2,904
Other current assets	8,918	8,263
Total current assets	150,379	133,911
Long-term assets:
Property and equipment, net	2,457	2,105
Intangible assets, net	317,522	319,148
Goodwill	466,787	465,030
Other long-term assets	2,294	2,294
Total assets	939,439	922,488
Current liabilities:
Accounts payable	17,455	14,859
Accrued interest	531	561
Accrued expenses and other current liabilities	14,524	15,042
Current portion of TRA liability	2,611	2,548
Current maturities of long-term debt	711	234
Total current liabilities	35,832	33,244
Long-term liabilities:
Long-term debt, less current maturities	191,701	191,856
Long-term portion of TRA liability	23,706	23,127
Deferred income taxes	78,680	75,559
Total liabilities	329,919	323,786
See commitments and contingencies (Note 8)
Stockholders' equity:
Preferred stock, $0.01 par value, 100,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value, 600,000,000 shares authorized, 70,582,573 and 70,562,477 issued and outstanding, respectively	706	706
Additional paid-in-capital	611,437	610,138
Accumulated deficit	(1,943)	(12,161)
Accumulated other comprehensive (loss) income	(680)	19
Total stockholders' equity	609,520	598,702
Total liabilities and stockholders' equity	$ 939,439	$ 922,488